Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year attributable to equity holders of the Company	$ 1,875	$ 1,603	$ 1,224
Item that will not be reclassified subsequently to profit or loss:
Currency translation differences	(12)	(22)	(3)
Total comprehensive income for the year attributable to equity holders of the Company	$ 1,863	$ 1,581	$ 1,221